Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Contributions from employer	$ 6,360,756	$ 8,132,055
Contributions from participants	12,505,547	11,918,138
Employee rollover	781,093	388,650
Interest and dividend income	1,120,194	1,153,579
Interest income – promissory notes receivable	895,147	762,690
Total additions	21,662,737	22,355,113
Deductions:
Distributions	21,818,538	21,851,682
Administrative expenses	258,748	266,178
Total deductions	22,077,286	22,117,860
Net realized and unrealized appreciation in fair value of investments	23,006,745	15,073,906
Net additions (deductions)	22,592,197	15,311,159
Net assets available for benefits at beginning of period	186,974,648	171,663,489
Net assets available for benefits at end of period	$ 209,566,845	$ 186,974,648